Average Annual Total Returns		12 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	32 Months Ended	34 Months Ended	35 Months Ended	37 Months Ended	38 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended		63 Months Ended	66 Months Ended	67 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Jan ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.30%															10.51%	10.51%
AllianzIM U.S. Equity Buffer10 Jan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.30%															10.51%	10.51%
AllianzIM U.S. Equity Buffer10 Jan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.46%															8.36%	8.36%
AllianzIM Equity Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.05%															8.15%	8.15%
AllianzIM Equity Large Cap Buffer20 Jan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.05%															8.15%	8.15%
AllianzIM Equity Large Cap Buffer20 Jan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.95%															6.43%	6.43%
AllianzIM U.S. Equity Buffer10 Feb ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.66%										15.72%
AllianzIM U.S. Equity Buffer10 Feb ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.66%										15.66%
AllianzIM U.S. Equity Buffer10 Feb ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.49%										12.32%
AllianzIM U.S. Equity Buffer20 Feb ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.42%										11.12%
AllianzIM U.S. Equity Buffer20 Feb ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.42%										11.10%
AllianzIM U.S. Equity Buffer20 Feb ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.58%										8.66%
AllianzIM U.S. Equity Buffer10 Mar ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.65%									16.65%
AllianzIM U.S. Equity Buffer10 Mar ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.65%									16.65%
AllianzIM U.S. Equity Buffer10 Mar ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.67%									13.09%
AllianzIM U.S. Equity Buffer20 Mar ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.35%									11.82%
AllianzIM U.S. Equity Buffer20 Mar ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.35%									11.82%
AllianzIM U.S. Equity Buffer20 Mar ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.12%									9.21%
AllianzIM U.S. Equity Buffer10 Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.68%																9.74%			10.45%
AllianzIM U.S. Equity Buffer10 Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.68%																9.74%			10.18%
AllianzIM U.S. Equity Buffer10 Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%																7.72%			8.23%
AllianzIM U.S. Equity Buffer20 Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.04%																6.38%			6.63%
AllianzIM U.S. Equity Buffer20 Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.04%																6.38%			6.48%
AllianzIM U.S. Equity Buffer20 Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.58%																5.00%			5.17%
AllianzIM U.S. Equity Buffer10 May ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.01%								15.68%
AllianzIM U.S. Equity Buffer10 May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.01%								15.68%
AllianzIM U.S. Equity Buffer10 May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%								12.28%
AllianzIM U.S. Equity Buffer20 May ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.62%								11.60%
AllianzIM U.S. Equity Buffer20 May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.62%								11.60%
AllianzIM U.S. Equity Buffer20 May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.70%								9.02%
AllianzIM U.S. Equity Buffer10 Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.34%							15.58%
AllianzIM U.S. Equity Buffer10 Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.34%							15.58%
AllianzIM U.S. Equity Buffer10 Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.30%							12.18%
AllianzIM U.S. Equity Buffer20 Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.02%							11.83%
AllianzIM U.S. Equity Buffer20 Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.02%							11.83%
AllianzIM U.S. Equity Buffer20 Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.52%							9.20%
AllianzIM U.S. Equity Buffer10 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.56%																10.93%		11.99%
AllianzIM U.S. Equity Buffer10 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.56%																10.93%		11.76%
AllianzIM U.S. Equity Buffer10 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.03%																8.71%		9.52%
AllianzIM U.S. Equity Buffer20 Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.39%																8.57%		8.91%
AllianzIM U.S. Equity Buffer20 Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.39%																8.57%		8.78%
AllianzIM U.S. Equity Buffer20 Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.74%																6.77%		7.02%
AllianzIM U.S. Equity Buffer10 Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.59%						15.81%
AllianzIM U.S. Equity Buffer10 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.59%						15.81%
AllianzIM U.S. Equity Buffer10 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.64%						12.33%
AllianzIM U.S. Equity Buffer20 Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.03%						11.49%
AllianzIM U.S. Equity Buffer20 Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.03%						11.49%
AllianzIM U.S. Equity Buffer20 Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.53%						8.91%
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.70%					15.74%
AllianzIM U.S. Equity Buffer10 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.70%					15.74%
AllianzIM U.S. Equity Buffer10 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.71%					12.26%
AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.38%					11.04%
AllianzIM U.S. Equity Buffer20 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.38%					11.04%
AllianzIM U.S. Equity Buffer20 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.14%					8.55%
AllianzIM U.S. Equity Buffer10 Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.71%																10.20%	11.13%
AllianzIM U.S. Equity Buffer10 Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.71%																10.20%	11.13%
AllianzIM U.S. Equity Buffer10 Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.12%																8.10%	8.89%
AllianzIM U.S. Equity Buffer20 Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.63%																8.51%	8.84%
AllianzIM U.S. Equity Buffer20 Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.63%																8.51%	8.84%
AllianzIM U.S. Equity Buffer20 Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.70%																6.72%	7.01%
AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.52%												13.03%
AllianzIM U.S. Equity Buffer10 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.52%												13.03%
AllianzIM U.S. Equity Buffer10 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.41%												10.23%
AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.13%												10.01%
AllianzIM U.S. Equity Buffer20 Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.13%												10.01%
AllianzIM U.S. Equity Buffer20 Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.40%												7.81%
AllianzIM U.S. Equity Buffer10 Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.73%											13.35%
AllianzIM U.S. Equity Buffer10 Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.73%											13.28%
AllianzIM U.S. Equity Buffer10 Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.72%											10.44%
AllianzIM U.S. Equity Buffer20 Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.56%											10.87%
AllianzIM U.S. Equity Buffer20 Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.56%											10.68%
AllianzIM U.S. Equity Buffer20 Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.84%											8.39%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.52%													8.19%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.52%													8.19%
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.41%													6.41%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.96%				13.54%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.96%				13.54%
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.67%				10.46%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.26%			13.47%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.26%			13.47%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.85%			10.39%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.94%														8.01%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.94%														8.01%
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%														6.28%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.03%		10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.03%		10.60%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.16%		8.14%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	9.55%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	9.55%
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	7.32%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%															12.75%	12.75%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%															12.75%	12.75%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%										19.46%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%										19.46%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.39%									21.16%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	16.39%									21.16%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	16.39%																12.75%			15.68%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	16.39%																12.75%			15.68%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	16.39%								20.35%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	16.39%								20.35%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	16.39%							21.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	16.39%							21.02%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	16.39%																12.75%		15.48%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	16.39%																12.75%		15.48%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	16.39%						17.98%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]	16.39%						17.98%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	16.39%					19.60%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	16.39%					19.60%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	16.39%																12.75%	14.49%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	16.39%																12.75%	14.49%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	16.39%												19.71%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	16.39%												19.71%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	16.39%											18.26%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	16.39%											18.26%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	16.39%													9.47%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]	16.39%				19.77%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	16.39%			17.41%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]	16.39%														11.51%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]	16.39%		20.17%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	16.39%	17.82%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[6]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[7]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[8]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[9]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[10]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[11]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[12]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[13]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[14]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[15]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[16]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[17]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[18]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[19]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[20]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[21]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[22]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[23]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[24]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[25]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[26]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[27]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[28]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[29]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[30]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.